UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund:      BlackRock Municipal Income Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Municipal Income Trust, 40
               East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—156.2%
		Alabama—3.7%
$15,000	[1]	Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. B, 5.75%, 6/01/12	$16,328,400
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
4,545		Ser. C-2, 5.00%, 11/15/36	4,564,771
3,260		Ser. C-2, 5.00%, 11/15/39	3,269,356
			24,162,527
		Arizona—2.0%
5,400		Phoenix & Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 2007-1, 5.25%, 8/01/38, AMT	5,547,258
7,000	[1]	Scottsdale Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Scottsdale Hlth. Care Proj., 5.80%, 12/01/11	7,581,420
			13,128,678
		California—17.6%
		California,
7,000		GO, 5.00%, 6/01/34	7,161,700
11,670		Misc. Taxes GO, 5.00%, 6/01/32	12,022,200
3,175	[1]	City of Lincoln, Pub. Impvts. ST, 6.00%, 9/01/13	3,560,985
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
3,385		Ser. B, Zero Coupon, 6/01/46	349,400
17,855		Ser. C, Zero Coupon, 6/01/55	919,532
22,825		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	782,213
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
54,635		Zero Coupon, 1/15/32	13,104,205
20,535		Zero Coupon, 1/15/34	4,360,813
75,000		Zero Coupon, 1/15/38	12,470,250
		Golden St. Tobacco Sec. Corp.,
10,000	[1]	Misc. Purps. Tobacco Settlement Funded RB, Ser. A-1, 6.625%, 6/01/13	11,398,800
5,000		Tobacco Settlement Funded RB, Ser. A, 5.00%, 6/01/45	5,025,400
13,320		Los Angeles Regl. Arpts. Impvt. Corp., Lease Facs. RB, LAXfuel Corp., Los Angeles Intl. Arpt.
		Proj., 5.50%, 1/01/32, AMBAC, AMT	13,804,448
5,000		Murrieta Cmnty. Facs. Dist. No. 2, Econ. Impvts. ST, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	5,261,450
5,000		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hlth. Svcs. Proj.,
		Ser. A, 5.50%, 10/01/33	5,181,550
		Univ. of California, Univ. & Coll. Impvts. RB,
10,565		Ser. B, 4.75%, 5/15/38	10,547,251
5,000		Ser. C, 4.75%, 5/15/37, MBIA	5,016,950
4,015		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 8/01/30, FSA	4,056,033
			115,023,180
		Colorado—1.4%
2,545		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	2,616,082
3,500	[1]	Denver Hlth. & Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 6.00%, 12/01/11	3,788,785

2,530		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	2,628,872
			9,033,739
		District of Columbia—6.5%
		Dist. of Columbia,
2,390		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	2,417,150
66,785	[1]	Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/11, MBIA	12,619,798
25,535		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	27,287,467
			42,324,415
		Florida—11.7%
3,890		Bellalago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. B, 5.80%, 5/01/34	3,926,333
10,830		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10,839,747
1,905		Heritage Isle at Viera Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. A, 6.00%, 5/01/35	1,965,407
9,670	[1]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt
		Proj., Ser. A, 6.00%, 11/15/11	10,542,137
		JEA,
11,035		Elec., Pwr. & Lt. Impvts. RB., Ser. 3A, 4.75%, 10/01/34, FSA	11,040,297
2,900		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	2,917,081
9,000		Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	9,086,670
11,685		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj.,
		6.75%, 11/15/21	12,957,730
3,880		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	4,142,366
8,700		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	8,889,660
			76,307,428
		Georgia—0.6%
4,000		Richmond Cnty. Dev. Auth., Rec. Recovery RB, Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25, AMT	4,164,960
		Idaho—2.7%
16,970		Univ. of Idaho, Univ. & Coll. Impvts. RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	17,688,340
		Illinois—13.5%
4,630	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23, AMT	4,665,373
8,225		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	8,554,658
7,645		Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA	7,900,955
		Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
760		Ser. A, 5.25%, 7/01/41	791,320
10,000	[1]	Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/12	11,120,100

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Illinois— (cont'd)
		Fin. Auth.,
$7,145	[1]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj.,
		5.65%, 11/15/09	$7,486,031
1,685		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	1,706,096
3,700		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	3,957,557
2,100		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	2,073,771
1,675		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	1,676,290
		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj.,
5,000		5.50%, 1/01/22	5,169,800
6,000		5.625%, 1/01/28	6,224,700
40,000		Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion Proj., Ser. A,
		Zero Coupon, 12/15/34, MBIA	10,832,000
10,090		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	9,704,965
		Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO,
7,120		Ser. B, Zero Coupon, 1/01/33, FGIC	2,106,238
14,085		Ser. B, Zero Coupon, 1/01/34, FGIC	3,961,406
			87,931,260
		Indiana—7.1%
9,000		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Methodist Hosp., Inc. Proj., 5.50%,
		9/15/31	9,022,410
7,750		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32,
		AMBAC	7,547,957
		Petersburg, Rec. Recovery Impvts. RB, Indianapolis Pwr. & Lt. Conv. Proj.,
10,000		5.90%, 12/01/24, AMT	10,451,600
16,000		5.95%, 12/01/29, AMT	16,837,440
2,390		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	2,388,375
			46,247,782
		Kentucky—0.2%
1,365		Hsg. Corp., St. Hsg. RB, Ser. F, 5.45%, 1/01/32, AMT	1,385,912
		Louisiana—2.1%
9,215		Local Gov't. Env. Facs. & Cmnty. Dev. Auth., Pub. Imvts. Misc. RB, Cap. Projs. & Equip.
		Acquisition Proj., 6.55%, 9/01/25, ACA	10,214,183
3,260		St. Tammany Parish Fin. Auth., Local Sngl. Fam. Hsg. RB, Ser. A, 5.25%, 12/01/39	3,387,922
			13,602,105
		Maryland—1.6%
3,200		City of Baltimore, Swr. Impvts. RB, Ser. D, 5.00%, 7/01/37, AMBAC	3,337,152
2,665		Cmnty. Dev. Admin., Local or Gtd. Hsg. RB, Ser. A, 4.65%, 9/01/32, AMT	2,512,775
4,205		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj.,
		5.50%, 8/15/33	4,361,174
			10,211,101

		Massachusetts—1.1%
6,770		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	6,977,839
		Michigan—0.7%
4,230		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	4,286,471
		Mississippi—3.8%
6,460		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28, AMT	6,027,891
18,680		Gulfport, Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hosp. at Gulfport Proj., Ser. A, 5.75%, 7/01/31	18,985,978
			25,013,869
		Missouri—0.1%
695		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	679,870
		Multi-State—7.0%
		Charter Mac Equity Issuer Trust,
1,000	[2]	Ser. A, 6.625%, 6/30/49	1,037,080
11,000	[2]	Ser. A-2, 6.30%, 6/30/49	11,338,910
16,000	[2]	Ser. A-3, 6.80%, 10/01/52	17,962,080
6,500	[2]	Ser. B-1, 6.80%, 11/30/50	6,872,190
8,000	[2]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	8,329,360
			45,539,620
		Nebraska—1.1%
6,990		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	6,965,954
		Nevada—1.6%
		Cnty. of Clark,
5,000		Port, Arpt. & Marina RB, Jet Aviation Fuel Tax Proj., Ser. C, 5.00%, 7/01/40, AMBAC	5,127,900
5,260		Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	5,387,397
			10,515,297
		New Hampshire—1.2%
4,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	4,023,360
3,500		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp. Proj., 5.75%, 10/01/31	3,655,365
			7,678,725
		New Jersey—8.3%
		Econ. Dev. Auth.,
18,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	19,698,800
15,410		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	16,270,186
8,000		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	9,500,960
3,680		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC
		Proj., Ser. B, 6.25%, 1/01/37	3,838,755
5,000		Tobacco Settlement Fing. Corp., Tobacco Settlement RB, Ser. 1A, 4.50%, 6/01/23	4,796,600
			54,105,301

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		New York—9.9%
$1,820		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A,
		7.00%, 5/01/35	$1,544,361
11,700		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. I-1, 5.00%, 4/01/25	12,183,444
5,375		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	5,512,385
6,025		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	6,392,645
7,115		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	7,307,959
		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl.
		Arpt. Proj.,
22,140		7.75%, 8/01/31, AMT	26,034,205
5,000		8.00%, 8/01/28, AMT	5,987,650
			64,962,649
		North Carolina—3.7%
12,550		Cap. Facs. Fin. Agcy., Coll. & Univ. RB, Duke Univ. Proj., Ser. B, 4.25%, 7/01/42	11,301,903
12,130		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35	12,527,136
			23,829,039
		Ohio—6.5%
		Air Qual. Dev. Auth.,
14,500		Indl. RB, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	14,802,905
23,820		Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	23,946,961
3,760		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ohio Facs. Proj., Ser. A, 6.25%, 12/01/36	3,902,880
			42,652,746
		Oklahoma—2.1%
5,420		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	5,419,892
7,175		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	8,230,873
			13,650,765
		Pennsylvania—4.6%
		Econ. Dev. Fing. Auth.,
15,580		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	17,049,506
6,500		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41	6,804,525
4,000		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/34	4,108,600
2,500		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27	2,368,250
			30,330,881
		Puerto Rico—3.5%
		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB,
11,000		Ser. UU, 5.00%, 7/01/20, FSA	11,744,150
1,800		Ser. UU, 5.00%, 7/01/22, FSA	1,914,246
8,055		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	8,887,323
			22,545,719

		South Carolina—5.9%
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
9,000	[1]	6.875%, 8/01/13	10,378,576
5,075		Ser. A, 6.25%, 8/01/31	5,498,661
		Lexington Cnty., Hlth., Hosp. & Nursing Home RB, Lexington Med. Ctr. Proj.,
5,000	[1]	5.50%, 11/01/13	5,428,050
10,000	[1]	5.75%, 11/01/13	10,993,400
6,345		Scago Edl. Facs Corp. Colleton Sch. Dist., Lease RB, Chesterfield Cnty. Sch. Proj., 5.00%, 12/01/29	6,540,299
			38,838,986
		Tennessee—2.2%
20,825		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj.,
		Ser. A, Zero Coupon, 1/01/20, FSA	10,908,135
3,475		Shelby Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, St. Jude's Children's
		Hosp. Proj., 5.00%, 7/01/25	3,527,299
			14,435,434
		Texas—12.9%
4,435[3]		Affordable Hsg. Corp., Multi-Fam. Hsg. RB, Amer. Oppty. Hsg. Portfolio Proj., Ser. B, 8.00%,
		3/01/32	663,254
		Harris Cnty.-Houston Sports Auth.,
12,580		Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	2,408,567
5,000		Hotel Occupancy Tax RB, Ser. H, Zero Coupon, 11/15/35, MBIA	1,158,550
26,120		Lease RB, Ser. A-3, Zero Coupon, 11/15/37, MBIA	5,159,222
		Lower Colorado River Auth., Misc. RB,
5	[1]	Ser. A, 5.00%, 5/15/13, MBIA	5,282
2,395		Ser. A, 5.00%, 5/15/31, MBIA	2,452,815
13,305		Transm. Svcs. Proj., 4.75%, 5/15/34, AMBAC	13,317,773
1,700		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	1,699,932
5,060		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	5,088,184
6,540		San Antonio Energy Acquisition Pub. Corp., Natural Gas Util. Impvts. RB, 5.50%, 8/01/25	6,989,560
		Tpke. Auth., Hwy. Impvts. Tolls Impvts. RB,
35,000		Zero Coupon, 8/15/32, AMBAC	8,542,800
62,325		Zero Coupon, 8/15/33, AMBAC	14,300,471
65,040		Zero Coupon, 8/15/34, AMBAC	14,055,795
8,390		Ser. A, 5.00%, 8/15/42, AMBAC	8,541,524
			84,383,729
		Virginia—0.3%
8,105		Comnwlth. Transp. Brd., Hwy. Impvts. RB, Zero Coupon, 4/01/32, MBIA	2,266,644
		Washington—1.9%
3,615		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	3,730,101
8,845		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A,
		4.625%, 10/01/34, FGIC	8,610,873
			12,340,974

BlackRock Municipal Income Trust (BFK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		West Virginia—0.3%
$2,070		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj., Ser. A,
		5.00%, 6/01/29, MBIA	$2,138,786
		Wisconsin—6.0%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	8,152,050
12,545	[1]	Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/11	13,351,393
1,205		Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/30	1,264,370
15,000	[1]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	16,263,300
			39,031,113
		Wyoming—0.8%
		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB,
2,765		Ser. 3, 4.65%, 12/01/27, AMT	2,620,529
2,605		Ser. 3, 4.70%, 12/01/32, AMT	2,467,482
			5,088,011
		Total Long-Term Investments (cost $971,024,441)	1,019,469,849
Shares
(000)
		MONEY MARKET FUND—0.0%
100	[4,5]	Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (cost $100,000)	100,000
Total Investments —156.2% (cost $971,124,4416)			$1,019,569,849
Other assets in excess of liabilities —1.3%			8,651,706
Preferred shares at redemption value, including dividends payable —(57.5)%			(375,279,149)
Net Assets Applicable to Common Shareholders —100%			$652,942,406

1

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

2

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 7.7% of its net assets, with a current market value of $50,204,993, in securities restricted as to resale.

3	Issuer is in default and/or bankruptcy.

4	Represents an investment in an affiliate.

5	Represents current yield as of July 31, 2007.

6

Cost for federal income tax purposes is $971,274,513. The net unrealized appreciation on a tax basis is $48,295,336, consisting of $56,553,013 gross unrealized appreciation and $8,257,677 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
SA	—	Special Assessment
ST	—	Special Tax
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

Item 2 –  Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Municipal Income Trust

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Municipal Income Trust

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Municipal Income Trust

Date:	September 20, 2007